Defined benefit plans (Detail 4.3) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		$ 26,976	$ 28,487
Defined benefit obligation from unfunded plans		460	492
Plan assets		30,039	31,390
Surplus / (deficit)		2,603	2,412
Asset ceiling effect		3,274	3,237
Net defined benefit asset / (liability)		(671)	(825)	$ (1,120)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		22,566	23,419
Defined benefit obligation from unfunded plans		0	0
Plan assets	[1]	25,839	26,656
Surplus / (deficit)		3,274	3,237
Asset ceiling effect		3,274	3,237
Net defined benefit asset / (liability)		0	0	0
UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		3,192	3,744
Defined benefit obligation from unfunded plans		0	0
Plan assets		3,032	3,469
Surplus / (deficit)		(160)	(275)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(160)	(275)	(519)
US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,219	1,324
Defined benefit obligation from unfunded plans		460	492
Plan assets		1,168	1,265
Surplus / (deficit)		(511)	(550)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(511)	(550)	(601)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		18,184	19,466
Defined benefit obligation from unfunded plans		460	492
Plan assets		19,972	21,122
Surplus / (deficit)		1,327	1,165
Asset ceiling effect		1,998	1,990
Net defined benefit asset / (liability)		(671)	(825)	(1,120)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		13,774	14,398
Defined benefit obligation from unfunded plans		0	0
Plan assets	[2]	15,772	16,388
Surplus / (deficit)		1,998	1,990
Asset ceiling effect		1,998	1,990
Net defined benefit asset / (liability)		0	0	0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		3,192	3,744
Defined benefit obligation from unfunded plans		0	0
Plan assets		3,032	3,469
Surplus / (deficit)		(160)	(275)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		(160)	(275)	(519)
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans		1,219	1,324
Defined benefit obligation from unfunded plans		460	492
Plan assets		1,168	1,265
Surplus / (deficit)		(511)	(550)
Asset ceiling effect		0	0
Net defined benefit asset / (liability)		$ (511)	$ (550)	$ (601)

[1]
Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in.

[2]
Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in.